Segment and geographic information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

 Total revenue by geographic area was as follows:

	Three months ended June 30,
	2016	2015

Revenue:
United States	$19,111	$13,666
United Kingdom	15,350	13,106
South Africa	5,775	5,926
Other	1,224	630

Total revenue	$41,460	$33,328

Total revenue by geographic area was as follows:

	Year ended March 31,
	2016	2015	2014
Revenue:
United States	$60,970	$43,574	$29,636
United Kingdom	55,276	48,595	37,694
South Africa	22,342	21,817	18,716
Other	3,253	2,099	2,269

Total revenue	$141,841	$116,085	$88,315

Summary of Property and Equipment, Net by Geographic Location

Property and equipment, net by geographic location consists of the following:

	As of June 30, 2016	As of March 31, 2016
United States	$14,147	$11,363
United Kingdom	7,923	7,677
Australia	3,602	2,886
South Africa	2,959	2,569
Other	340	311

Total	$28,971	$24,806

Property and equipment, net by geographic location consists of the following:

	At March 31,
	2016	2015
United States	$11,363	$11,031
United Kingdom	7,677	7,883
Australia	2,886	192
South Africa	2,569	3,736
Other	311	317

Total	$24,806	$23,159